Bank Owned Life Insurance and Annuities (Summary of Changes in Cash Value of BOLI and Annuities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 14,402	$ 14,069
Earnings	386	423
Premiums on existing policies	68	70	70
Annuity payments received	(8)	(13)	(23)
Proceeds from life insurance claim		(147)
Balance	14,848	14,402	14,069
Life Insurance Product Line [Member]
Balance	14,036	13,718
Earnings	372	409
Premiums on existing policies	54	56
Proceeds from life insurance claim		(147)
Balance	14,462	14,036
Deferred Annuities [Member]
Balance	354	327
Earnings	13	13
Premiums on existing policies	14	14
Balance	381	354
Payout Annuities [Member]
Balance	12	24
Earnings	1	1
Annuity payments received	(8)	(13)
Balance	$ 5	$ 12